CALIFORNIA UTILITIES' REGULATORY MATTERS - SCHEDULE OF REGULATORY AMOUNTS 1 (Details)	Dec. 31, 2013
San Diego Gas and Electric Company and Subsidiary [Member]
Schedule of Cost of Capital Decision [Line Items]
Cost of Capital Authorized Weighting	100.00%
Cost of Capital Weighted Authorized Return On Rate Base	7.79%
Authorized Return On Rate Base Previous	8.40%
Cost Of Capital Average Benchmark Rate	4.73%
Cost Of Capital Benchmark Rate	4.24%
Cost Of Capital Floor Rate	3.24%
Cost Of Capital Ceiling Rate	5.24%
Southern California Gas Company [Member]
Schedule of Cost of Capital Decision [Line Items]
Cost of Capital Authorized Weighting	100.00%
Cost of Capital Weighted Authorized Return On Rate Base	8.02%
Authorized Return On Rate Base Previous	8.68%
Cost Of Capital Average Benchmark Rate	4.73%
Cost Of Capital Benchmark Rate	4.24%
Cost Of Capital Floor Rate	3.24%
Cost Of Capital Ceiling Rate	5.24%
Cap Structure, Long Term Debt [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule of Cost of Capital Decision [Line Items]
Cost of Capital Authorized Weighting	45.25%
Cost of Capital Authorized Rate of Recovery	5.00%
Cost of Capital Weighted Authorized Return On Rate Base	2.26%
Cap Structure, Long Term Debt [Member] | Southern California Gas Company [Member]
Schedule of Cost of Capital Decision [Line Items]
Cost of Capital Authorized Weighting	45.60%
Cost of Capital Authorized Rate of Recovery	5.77%
Cost of Capital Weighted Authorized Return On Rate Base	2.63%
Cap Structure, Preferred Stock [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule of Cost of Capital Decision [Line Items]
Cost of Capital Authorized Weighting	2.75%
Cost of Capital Authorized Rate of Recovery	6.22%
Cost of Capital Weighted Authorized Return On Rate Base	0.17%
Cap Structure, Preferred Stock [Member] | Southern California Gas Company [Member]
Schedule of Cost of Capital Decision [Line Items]
Cost of Capital Authorized Weighting	2.40%
Cost of Capital Authorized Rate of Recovery	6.00%
Cost of Capital Weighted Authorized Return On Rate Base	0.14%
Cap Structure, Common Equity [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule of Cost of Capital Decision [Line Items]
Cost of Capital Authorized Weighting	52.00%
Cost of Capital Authorized Rate of Recovery	10.30%
Cost of Capital Weighted Authorized Return On Rate Base	5.36%
Cap Structure, Common Equity [Member] | Southern California Gas Company [Member]
Schedule of Cost of Capital Decision [Line Items]
Cost of Capital Authorized Weighting	52.00%
Cost of Capital Authorized Rate of Recovery	10.10%
Cost of Capital Weighted Authorized Return On Rate Base	5.25%